STOCK-BASED COMPENSATION (Share-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PBF LLC [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total intrinsic value of stock options outstanding	$ 12,016	$ 10,577
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	26,848	22,656	$ 13,497
General and Administrative Expense [Member] | PBF Logistics LP [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	5,345	4,360	4,279
Employee Stock Option [Member] | PBF Energy [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total intrinsic value of stock options outstanding	56,656	11,676
Employee Stock Option [Member] | General and Administrative Expense [Member] | PBF Energy [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	9,369	11,020	7,528
Restricted Stock [Member] | General and Administrative Expense [Member] | PBF Energy [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 12,134	$ 7,276	$ 1,690